Note 1 - Description of Business and Bankruptcy Proceedings	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Notes to Financial Statements
Nature of Operations [Text Block]
Note
1
– Description of Business and Bankruptcy Proceedings

Description of Business
Nuo Therapeutics, Inc. (“Nuo Therapeutics,” the “Company,” “we,” “us,” or “our”) is a biomedical company marketing its products primarily within the U.S. We commercialize innovative cell-based technologies that harness the regenerative capacity of the human body to trigger natural healing. The use of autologous (from self) biological therapies for tissue repair and regeneration is part of a transformative clinical strategy designed to improve long term recovery in complex chronic conditions with significant unmet medical needs. Growth opportunities for the Aurix System in the United States in the near to intermediate term include the treatment of chronic wounds with Aurix in: (i) the Medicare population under a National Coverage Determination (“NCD”), when registry data is collected under the Coverage with Evidence Development (“CED”)
 program of the Centers for Medicare & Medicaid Services (“CMS”); and (ii) the Veterans Affairs (“VA”) healthcare system and other federal accounts settings.

As of
March 31, 2017,
our commercial offering consists solely of the Aurix point of care technology for the safe and efficient separation of autologous blood to produce a platelet based therapy for the chronic wound care market. Prior to the Effective Date (as defined below), we had two
distinct platelet rich plasma (“PRP”) devices: the Aurix
®
System for wound care, and the Angel
®
concentrated Platelet Rich Plasma (“cPRP”) System for orthopedics markets. Prior to the Effective Date, Arthrex, Inc. (“Arthrex”) was our exclusive distributor for Angel. Pursuant to the Plan of Reorganization (as defined below), on
May 5, 2016,
the Company assigned its rights, title and interest in and to its existing license agreement with Arthrex to Deerfield (as defined below), as well as rights to collect royalty payments thereunder.

Bankruptcy Proceedings
On
January 26, 2016,
the Company filed a voluntary petition in the United States Bankruptcy Court for the District of Delaware (the “Bankruptcy Court”) seeking relief under Chapter
11
of Title
11
of the United States Code (the “Bankruptcy Code”), which is administered under the caption “In re: Nuo Therapeutics, Inc.”, Case
No.
16
-
10192
(MFW) (the “Chapter
11
Case”).

On
April 25, 2016
 (the “Confirmation Date”), the Bankruptcy Court entered an Order Granting Final Approval of Disclosure Statement and Confirming Debtor’s Plan of Reorganization (the “Confirmation Order”), which confirmed the Modified First Amended Plan of Reorganization of the Debtor under Chapter
11
of the Bankruptcy Code (as confirmed, the “Plan,” or “Plan of Reorganization”).

Scenario A
 contemplated by the Plan of Reorganization became effective on
May 5, 2016 (
the “Effective Date”). Pursuant to the Plan, as of the Effective Date: (i) all equity interests of the Company, including but not
limited to all shares of the Company’s common stock,
$0.0001
par value per share (including its redeemable common stock) (the “Old Common Stock”), warrants, and options that were issuable or issued and outstanding immediately prior to the Effective Date, were cancelled; (ii) the Company’s certificate of incorporation that was in effect immediately prior to the Effective Date was amended and restated in its entirety; (iii) the Company’s by-laws that were in effect immediately prior to the Effective Date were amended and restated in their entirety; and (iv) the Company issued New Common Stock, Warrants and Series A Preferred Stock (all as defined below).

Upon emergence from bankruptcy on the Effective Date, the Company applied fresh start accounting, resulting in the Company becoming a new entity for financial reporting purposes (see Note
2
–
Fresh Start Accounting
). As a result of the application of fresh start accounting, the Company reflected the disposition of its pre-petition debt and changes in its equity structure effected under the Confirmation Order in its balance sheet as of the Effective Date. Accordingly, all financial statements prior to
May 5, 2016
are referred to as those of the “Predecessor Company,” as they reflect the periods prior to application of fresh start accounting. The financial statements for periods subsequent to
May 4, 2016,
are referred to as those of the “Successor Company.” Under fresh start accounting, the Company's assets and liabilities were adjusted to their fair values, and a reorganization value for the entity was determined by the Company based upon the estimated fair value of the enterprise before considering values allocated to debt to be settled in the reorganization. The fresh start adjustments are material and affect the Company’s results of operations from and after
May 5, 2016.
As a result of the application of fresh start accounting and the effects of the implementation of the Plan of Reorganization, the financial statements on or after
May 5, 2016
are
not
comparable to the financial statements prior to that date.

Common Stock

Recapitalization

In accordance with the Plan of Reorganization, as of the Effective Date, the Company issued
7,500,000
shares (the “Recapitalization Shares”) of new common stock, par value
$0.0001
per share (the “New Common Stock”), to certain accredited investors (the “Recapitalization Investors”) for gross cash proceeds of
$7,300,000
and net cash to the Company of
$7,052,500
(the “Recapitalization Financing”).

200,000
of the
7,500,000
shares of New Common Stock were issued in partial payment of an advisory fee.  The net cash amount excludes the effect of
$100,000
in offering expenses paid from the proceeds of the DIP Financing (as defined below in Note
7
-
Debt
), which was converted into Series A Preferred Stock as of the Effective Date, as described below under
“Series A Preferred Stock
.” As part of the Recapitalization Financing, the Company also issued warrants to purchase
6,180,000
shares of New Common Stock to certain of the Recapitalization Investors (the “Warrants”). The Warrants terminate on
May 5, 2021
,
and are exercisable at any time on or after
November 5, 2016
at exercise prices ranging from
$0.50
per share to
$1.00
per share.  The number of shares of New Common Stock underlying a Warrant and its exercise price are subject to customary adjustments upon subdivisions, combinations, payment of stock dividends, reclassifications, reorganizations and consolidations.

A significant majority of the Recapitalization Investors executed backstop commitments to purchase up to
12,800,000
additional shares of New Common Stock for an aggregate purchase price of up to
$3,000,000
(collectively, the “Backstop Commitment”). The Company cannot call the Backstop Commitment prior to
June 30, 2017
.

With respect to each Recapitalization Investor who executed a Backstop Commitment, the commitment terminates on the earlier of: (i) the date on which the Company receives net proceeds (after deducting all costs, expenses and commissions) from the sale of New Common Stock in the aggregate amount of the Backstop Commitment; (ii) the date that all shares of Series A Preferred Stock (as defined below) have been redeemed by the Company; or (iii) the date that all shares of Series A Preferred Stock are no
longer owned by entities affiliated with Deerfield Mgmt, L.P., Deerfield Management Company, L.P., Deerfield Special Situations Fund, L.P., and Deerfield Private Design Fund II, L.P.
  (“Deerfield”). We refer to this date as the “Termination Date.” Under the terms of the Backstop Commitment, the Company is obligated to pay to the committed Recapitalization Investors a commitment fee of
$250,000
in the aggregate upon the Termination Date.

As of the Effective Date, the Company entered into a registration rights agreement (the “Registration Rights Agreement”) with the Recapitalization Investors.
  The Registration Rights Agreement provides certain resale registration rights to the Recapitalization Investors with respect to securities received in the Recapitalization Financing.  Pursuant to the Registration Rights Agreement, the Company filed, and has to update periodically, a registration statement covering the resale of all shares of New Common Stock issued to the Recapitalization Investors on the Effective Date until such time as such shares have been sold or may
be sold without registration or restriction pursuant to Rule
144
under the Securities Act.

Issuance of New Common Stock to Holders of Old Common Stock

As of the Effective Date, the Company committed to the issuance of up to
3,000,000
shares of New Common Stock and subsequently issued
2,264,612
shares of New Common Stock (the “Exchange Shares”) to record holders of the Old Common Stock as of
March 28, 2016,
who executed and timely delivered the required release documents no
later than
July 5, 2016,
in accordance with the Confirmation Order and the Plan.
  The holders of Old Common Stock who executed and timely delivered the required release documents are referred to as the “Releasing Holders.”

The
2,264,612
Exchange Shares were issued as of the Effective Date to Releasing Holders who asserted ownership of a number of shares of Old Common Stock that matched the Company
’s records or could otherwise be confirmed at a rate of
one
share of New Common Stock for every
41.8934
shares of Old Common Stock held by such holders as of
March 28, 2016.
In accordance with the Plan, if the calculation would otherwise have resulted in the issuance to any Releasing Holder of a number of shares of New Common Stock that is not
a whole number, then the number of shares actually issued to such Releasing Holder was determined by rounding down to the nearest number.

Issuance of Shares in Exchange for Administrative Claims

On
June 20, 2016,
the Company issued
162,500
shares of New Common Stock (the “Administrative Claim Shares”) pursuant to the Order Granting Application of the Ad Hoc Equity Committee Pursuant to
11
U.S.C. §§
503
(b)(
3
)(D) and
503
(b)(
4
) for Allowance of Fees and Expenses Incurred in Making a Substantial Contribution, entered by the Bankruptcy Court on
June 20, 2016.
   The Administrative Claim Shares were issued to holders of administrative claims under sections
503
(b)(
3
)(D) and
503
(b)(
4
) of the Bankruptcy Code. Of the
162,500
shares,
100,000
shares were issued to outside counsel to the Ad Hoc Equity Committee of the Company’s equity holders as compensation of all remaining allowed fees for legal services provided by such counsel.  The remaining
62,500
were issued to designees of the Ad Hoc Equity Committee who had granted loans in an aggregate amount of
$62,500
to the Ad Hoc Equity Committee in
December 2015
as repayment of such loans.

Series A Preferred Stock
On the Effective Date, the Company filed a Certificate of Designations of Series A Preferred Stock (the “Certificate of Designations”) with the Delaware Secretary of State, designating
29,038
shares of the Company
’s undesignated preferred stock, par value
$0.0001
per share, as Series A Preferred Stock (the “Series A Preferred Stock”). On the Effective Date, the Company issued
29,038
shares of Series A Preferred Stock to Deerfield in accordance with the Plan pursuant to the exemption from the registration requirements of the Securities Act provided by Section
1145
of the Bankruptcy Code. Deerfield did
not
receive any shares of New Common Stock or other equity interests in the Company.

The Series A Preferred Stock has
no
stated maturity date, is
not
convertible or redeemable, and carries a liquidation preference of
$29,038,000,
which is required to be paid to holders of such Series A Preferred Stock before any payments are made with respect to shares of New Common Stock (and other capital stock that is not
issued on parity or senior to the Series A Preferred Stock) upon a liquidation or change in control transaction.
  For so long as Series A Preferred Stock is outstanding, the holders of Series A Preferred Stock have the right to nominate and elect one
member of the board of directors of the Company (the “Board of Directors”) and to have such director serve on a standing committee of the Board of Directors established to exercise powers of the Board of Directors in respect of decisions or actions relating to the Backstop Commitment.   The holders of the Series A Preferred Stock nominated and elected one
member of the Board of Directors to serve as the designee of the holders of Series A Preferred Stock. The Series A Preferred Stock has voting rights, voting with the New Common Stock as a single class, with each share of Series A Preferred Stock having the right to five
votes, which currently represents approximately
one
percent (
1%
) of the voting rights of the capital stock of the Company.  The holders of Series A Preferred Stock have the right to approve certain transactions and incurrences of debt. The Certificate of Designations limits the Company’s ability to pay dividends on or purchase shares of its capital stock.

Assignment and Assumption Agreement; Transition Services Agreement
Pursuant to the Plan, on
May 5, 2016,
the Company entered into an Assignment and Assumption Agreement with Deerfield SS, LLC (the “Assignee”), the designee of Deerfield, to assign to the Assignee the Company
’s rights, title and interest in and to its existing license agreement with Arthrex, and to transfer and assign to the Assignee associated intellectual property owned by the Company and licensed thereunder, as well as rights to collect royalty payments thereunder. The assignment and transfer was effected in exchange for a reduction of
$15,000,000
in the amount of the allowed claim of Deerfield pursuant to the Plan. As a result of the assignment and transfer, the Aurix System currently represents the Company’s only commercial product offering.

Termination of Deerfield Facility Agreement and DIP Credit Agreement
On the Effective Date, the obligations of the Company under the Deerfield Facility Agreement, and under the DIP Credit Agreement (as defined below in Note
7
-
Debt
), were cancelled in accordance with the Plan of Reorganization, and the Company ceased to have any obligations thereunder.

Note
1
– Description of Business and Bankruptcy Proceedings

Description of Business
Nuo Therapeutics, Inc. (“Nuo Therapeutics,” the “Company,” “we,” “us,” or “our”) is a biomedical company marketing its product primarily within the U.S. We commercialize innovative cell-based technologies that harness the regenerative capacity of the human body to trigger natural healing. The use of autologous (from self) biological therapies for tissue repair and regeneration is part of a transformative clinical strategy designed to improve long term recovery in complex chronic conditions with significant unmet medical needs. Growth opportunities for the Aurix System in the United States in the near to intermediate term include the treatment of chronic wounds with Aurix in: (i) the Medicare population under a National Coverage Determination (“NCD”), when registry data is collected under the Coverage with Evidence Development (“CED”)
 program of the Centers for Medicare & Medicaid Services (“CMS”); and (ii) the Veterans Affairs (“VA”) healthcare system and other federal accounts settings.

As of
December 31, 2016,
our commercial offering consists solely of the Aurix point of care technology for the safe and efficient separation of autologous blood to produce a platelet based therapy for the chronic wound care market. Prior to the Effective Date (as defined below), we had two
distinct platelet rich plasma (“PRP”) devices: the Aurix System for wound care, and the Angel® concentrated Platelet Rich Plasma (“cPRP”) System for orthopedics markets. Prior to the Effective Date, Arthrex, Inc. (“Arthrex”) was our exclusive distributor for Angel. Pursuant to the Plan of Reorganization (as defined below), on
May 5, 2016,
the Company assigned its rights, title and interest in and to its existing license agreement with Arthrex to the Deerfield Lenders (as defined below), as well as rights to collect royalty payments thereunder.

Bankruptcy Proceedings
On
January 26, 2016,
the Company filed a voluntary petition in the United States Bankruptcy Court for the District of Delaware (the “Bankruptcy Court”) seeking relief under Chapter
11
of Title
11
of the United States Code (the “Bankruptcy Code”), which is administered under the caption “In re: Nuo Therapeutics, Inc.”, Case
No.
16
-
10192
(MFW) (the “Chapter
11
Case”).

On
April 25, 2016
 (the “Confirmation Date”), the Bankruptcy Court entered an Order Granting Final Approval of Disclosure Statement and Confirming Debtor’s Plan of Reorganization (the “Confirmation Order”), which confirmed the Modified First Amended Plan of Reorganization of the Debtor under Chapter
11
of the Bankruptcy Code (as confirmed, the “Plan,” or “Plan of Reorganization”).

Scenario A
 contemplated by the Plan of Reorganization became effective on
May 5, 2016 (
the “Effective Date”). Pursuant to the Plan, as of the Effective Date: (i) all equity interests of the Company, including but not
limited to all shares of the Company’s common stock,
$0.0001
par value per share (including its redeemable common stock) (the “Old Common Stock”), warrants, and options that were issuable or issued and outstanding immediately prior to the Effective Date, were cancelled; (ii) the Company’s certificate of incorporation that was in effect immediately prior to the Effective Date was amended and restated in its entirety; (iii) the Company’s by-laws that were in effect immediately prior to the Effective Date were amended and restated in their entirety; and (iv) the Company issued New Common Stock, Warrants and Series A Preferred Stock (all as defined below).

Upon emergence from bankruptcy on the Effective Date, the Company applied fresh start accounting, resulting in the Company becoming a new entity for financial reporting purposes (see Note
2
–
Fresh Start Accounting
). As a result of the application of fresh start accounting, the Company reflected the disposition of its pre-petition debt and changes in its equity structure effected under the Confirmation Order in its balance sheet as of the Effective Date. Accordingly, all financial statements prior to
May 5, 2016
are referred to as those of the "Predecessor Company", as they reflect the periods prior to application of fresh start accounting. The balance sheet as of
December 31, 2016,
and the financial statements for periods subsequent to
May 4, 2016,
are referred to as those of the "Successor Company." Under fresh start accounting, the Company's assets and liabilities were adjusted to their fair values, and a reorganization value for the entity was determined by the Company based upon the estimated fair value of the enterprise before considering values allocated to debt to be settled in the reorganization. The fresh start adjustments are material and affect the Company’s results of operations from and after
May 5, 2016.
As a result of the application of fresh start accounting and the effects of the implementation of the Plan of Reorganization, the financial statements on or after
May 5, 2016
are
not
comparable to the financial statements prior to that date.

Common Stock
Recapitalization
In accordance with the Plan of Reorganization, as of the Effective Date, the Company issued
7,500,000
shares (the “Recapitalization Shares”) of new common stock, par value
$0.0001
per share (the “New Common Stock”), to certain accredited investors (the “Recapitalization Investors”) for gross cash proceeds of
$7,300,000
and net cash to the Company of
$7,052,500
(the “Recapitalization Financing”).

200,000
of the
7,500,000
shares of New Common Stock were issued in partial payment of an advisory fee.  The net cash amount excludes the effect of
$100,000
in offering expenses paid from the proceeds of the DIP Financing (as defined below in Note
10
-
Debt
), which was converted into Series A Preferred Stock as of the Effective Date, as described below under
“Series A Preferred Stock
.” As part of the Recapitalization Financing, the Company also issued warrants to purchase
6,180,000
shares of New Common Stock to certain of the Recapitalization Investors (the “Warrants”). The Warrants terminate on
May 5, 2021
,
and are exercisable at any time on or after
November 5, 2016
at exercise prices ranging from
$0.50
per share to
$1.00
per share.  The number of shares of New Common Stock underlying a Warrant and its exercise price are subject to customary adjustments upon subdivisions, combinations, payment of stock dividends, reclassifications, reorganizations and consolidations.

A significant majority of the Recapitalization Investors executed backstop commitments to purchase up to
12,800,000
additional shares of New Common Stock for an aggregate purchase price of up to
$3,000,000
(collectively, the “Backstop Commitment”). The Company cannot call the Backstop Commitment prior to
June 30, 2017
.

With respect to each Recapitalization Investor who executed a Backstop Commitment, the commitment terminates on the earlier of: (i) the date on which the Company receives net proceeds (after deducting all costs, expenses and commissions) from the sale of New Common Stock in the aggregate amount of the Backstop Commitment; (ii) the date that all shares of Series A Preferred Stock (as defined below) have been redeemed by the Company; or (iii) the date that all shares of Series A Preferred Stock are no
longer owned by entities affiliated with Deerfield Mgmt, L.P., Deerfield Management Company, L.P., Deerfield Special Situations Fund, L.P., and Deerfield Private Design Fund II, L.P.
  (the “Deerfield Lenders” or “Deerfield”). We refer to this date as the “Termination Date.” Under the terms of the Backstop Commitment, the Company is obligated to pay to the committed Recapitalization Investors a commitment fee of
$250,000
in the aggregate upon the Termination Date.

As of the Effective Date, the Company entered into a registration rights agreement (the “Registration Rights Agreement”) with the Recapitalization Investors.
  The Registration Rights Agreement provides certain resale registration rights to the Recapitalization Investors with respect to securities received in the Recapitalization Financing.  Pursuant to the Registration Rights Agreement, the Company filed a registration statement, which was declared effective on
January 11, 2017,
covering the resale of all shares of New Common Stock issued to the Recapitalization Investors on the Effective Date.

Issuance of New Common Stock to Holders of Old Common Stock
As of the Effective Date, the Company committed to the issuance of up to
3,000,000
shares of New Common Stock and subsequently issued
2,264,612
shares of New Common Stock (the “Exchange Shares”) to record holders of the Old Common Stock as of
March 28, 2016,
who executed and timely delivered the required release documents no
later than
July 5, 2016,
in accordance with the Confirmation Order and the Plan.
  The holders of Old Common Stock who executed and timely delivered the required release documents are referred to as the “Releasing Holders.”

The
2,264,612
Exchange Shares were issued as of the Effective Date to Releasing Holders who asserted ownership of a number of shares of Old Common Stock that matched the Company
’s records or could otherwise be confirmed at a rate of
one
share of New Common Stock for every
41.8934
shares of Old Common Stock held by such holders as of
March 28, 2016.
In accordance with the Plan, if the calculation would otherwise have resulted in the issuance to any Releasing Holder of a number of shares of New Common Stock that is not
a whole number, then the number of shares actually issued to such Releasing Holder was determined by rounding down to the nearest number.

Issuance of Shares in Exchange for Administrative Claims
On
June 20, 2016,
the Company issued
162,500
shares of New Common Stock (the “Administrative Claim Shares”) pursuant to the Order Granting Application of the Ad Hoc Equity Committee Pursuant to
11
U.S.C. §§
503
(b)(
3
)(D) and
503
(b)(
4
) for Allowance of Fees and Expenses Incurred in Making a Substantial Contribution, entered by the Bankruptcy Court on
June 20, 2016.
   The Administrative Claim Shares were issued to holders of administrative claims under sections
503
(b)(
3
)(D) and
503
(b)(
4
) of the Bankruptcy Code. Of the
162,500
shares,
100,000
shares were issued to outside counsel to the Ad Hoc Equity Committee of the Company’s equity holders as compensation of all remaining allowed fees for legal services provided by such counsel.  The remaining
62,500
were issued to designees of the Ad Hoc Equity Committee who had granted loans in an aggregate amount of
$62,500
to the Ad Hoc Equity Committee in
December 2015
as repayment of such loans.

Series A Preferred Stock
On the Effective Date, the Company filed a Certificate of Designations of Series A Preferred Stock (the “Certificate of Designations”) with the Delaware Secretary of State, designating
29,038
shares of the Company
’s undesignated preferred stock, par value
$0.0001
per share, as Series A Preferred Stock (the “Series A Preferred Stock”). On the Effective Date, the Company issued
29,038
shares of Series A Preferred Stock to Deerfield in accordance with the Plan pursuant to the exemption from the registration requirements of the Securities Act provided by Section
1145
of the Bankruptcy Code. The Deerfield Lenders did
not
receive any shares of New Common Stock or other equity interests in the Company.

The Series A Preferred Stock has
no
stated maturity date, is
not
convertible or redeemable, and carries a liquidation preference of
$29,038,000,
which is required to be paid to holders of such Series A Preferred Stock before any payments are made with respect to shares of New Common Stock (and other capital stock that is not
issued on parity or senior to the Series A Preferred Stock) upon a liquidation or change in control transaction.
  For so long as Series A Preferred Stock is outstanding, the holders of Series A Preferred Stock have the right to nominate and elect one
member of the board of directors of the Company (the “Board of Directors”) and to have such director serve on a standing committee of the Board of Directors established to exercise powers of the Board of Directors in respect of decisions or actions relating to the Backstop Commitment.   The holders of the Series A Preferred Stock nominated and elected one
member of the Board of Directors to serve as the designee of the holders of Series A Preferred Stock. The Series A Preferred Stock has voting rights, voting with the New Common Stock as a single class, with each share of Series A Preferred Stock having the right to five
votes, which currently represents approximately
one
percent (
1%
) of the voting rights of the capital stock of the Company.  The holders of Series A Preferred Stock have the right to approve certain transactions and incurrences of debt. The Certificate of Designations limits the Company’s ability to pay dividends on or purchase shares of its capital stock.

Assignment and Assumption Agreement; Transition Services Agreement
Pursuant to the Plan, on
May 5, 2016,
the Company entered into an Assignment and Assumption Agreement with Deerfield SS, LLC (the “Assignee”), the designee of the Deerfield Lenders, to assign to the Assignee the Company
’s rights, title and interest in and to its existing license agreement with Arthrex, and to transfer and assign to the Assignee associated intellectual property owned by the Company and licensed thereunder, as well as rights to collect royalty payments thereunder. The assignment and transfer was effected in exchange for a reduction of
$15,000,000
in the amount of the allowed claim of the Deerfield Lenders pursuant to the Plan. As a result of the assignment and transfer, the Aurix System currently represents the Company’s only commercial product offering.

On the Effective Date, the Company and the Assignee entered into a Transition Services Agreement in which the Company agreed to continue to service its license agreement with Arthrex for a transition period.

Termination of Deerfield Facility Agreement and DIP Credit Agreement
On the Effective Date, the obligations of the Company under the Deerfield Facility Agreement, and under the DIP Credit Agreement (as defined below in Note
10
-
Debt
), were cancelled in accordance with the Plan of Reorganization, and the Company ceased to have any obligations thereunder.